Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Profit before income taxes	¥ 789,918	¥ 979,375	¥ 1,114,973
Depreciation, amortization and impairment losses excluding equipment on operating leases	699,877	721,695	713,093
Share of profit of investments accounted for using the equity method	(164,203)	(228,827)	(247,643)
Finance income and finance costs, net	(47,892)	(88,608)	13,218
Interest income and interest costs from financial services, net	(130,636)	(124,076)	(127,529)
Changes in assets and liabilities
Trade receivables	132,702	9,344	(41,778)
Inventories	(59,931)	(60,906)	(202,916)
Trade payables	(141,159)	(11,816)	69,429
Accrued expenses	(4,529)	25,372	(2,700)
Provisions and retirement benefit liabilities	118	(1,590)	(28,945)
Receivables from financial services	103,614	(260,704)	(174,438)
Equipment on operating leases	(270,677)	(230,311)	(158,337)
Other assets and liabilities	(20,524)	11,045	11,602
Other, net	10,959	3,706	9,314
Dividends received	185,742	175,244	161,106
Interest received	288,821	270,776	245,095
Interest paid	(162,263)	(150,162)	(115,317)
Income taxes paid, net of refund	(230,522)	(263,569)	(250,556)
Net cash provided by operating activities	979,415	775,988	987,671
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(370,195)	(420,768)	(415,563)
Payments for additions to and internally developed intangible assets	(231,063)	(187,039)	(156,927)
Proceeds from sales of property, plant and equipment and intangible assets	17,638	20,765	15,042
Payments for acquisitions of subsidiaries, net of cash and cash equivalents acquired	(3,047)
Payments for acquisitions of investments accounted for using the equity method	(14,584)	(2,401)	(2,450)
Payments for acquisitions of other financial assets	(282,806)	(506,431)	(280,236)
Proceeds from sales and redemptions of other financial assets	265,980	515,670	224,302
Other, net	(1,404)	2,649	719
Net cash used in investing activities	(619,481)	(577,555)	(615,113)
Cash flows from financing activities:
Proceeds from short-term financing liabilities	9,037,608	8,435,249	8,106,505
Repayments of short-term financing liabilities	(9,039,601)	(8,213,698)	(8,004,620)
Proceeds from long-term financing liabilities	2,021,173	1,900,257	1,689,596
Repayments of long-term financing liabilities	(1,676,504)	(1,726,097)	(1,609,554)
Dividends paid to owners of the parent	(196,795)	(194,271)	(174,221)
Dividends paid to non-controlling interests	(54,280)	(66,872)	(48,332)
Purchases and sales of treasury stock, net	(96,113)	(64,556)	(87,082)
Repayments of lease liabilities	(78,659)	(47,088)	(46,626)	¥ (46,626)
Other, net	(4,240)
Net cash provided by (used in) financing activities	(87,411)	22,924	(174,334)
Effect of exchange rate changes on cash and cash equivalents	(94,291)	16,276	(47,712)
Net change in cash and cash equivalents	178,232	237,633	150,512
Cash and cash equivalents at beginning of year	2,494,121	2,256,488	2,105,976
Cash and cash equivalents at end of year	¥ 2,672,353	¥ 2,494,121	¥ 2,256,488	¥ 2,105,976